Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 74	$ 285
Cash at bank	79,693,054	51,845,320
Restricted cash		465,000
Cash on deposit	302,001	8,282,586
Cash and cash equivalents	$ 79,995,129	$ 60,593,191	$ 26,322,047	$ 16,567,982